Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Fair Value Measurement (Table)

	December 31, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$49,864	$49,864	$32,580	$32,580
Restricted cash	$300	$300	$—	$—
2025 Notes	$(487,982)	$(483,350)	$(484,073)	$(526,710)
Notes payable, including current portion	$(7,677)	$(7,677)	$(12,463)	$(12,463)
Other long-term indebtedness, including current portion	$(51,708)	$(51,708)	$(45,814)	$(45,814)

Fair Value Measurement - Measured on a Nonrecurring Basis (Table)

	Fair Value Measurements at December 31, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$49,864	$49,864	$—	$—
Restricted cash	$300	$300	$—	$—
2025 Notes	$(483,350)	$(483,350)	$—	$—
Notes payable, including current portion (1)	$(7,677)	$—	$(7,677)	$—
Other long-term indebtedness, including current portion (1)	$(51,708)	$—	$(51,708)	$—

	Fair Value Measurements at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$32,580	$32,580	$—	$—
2025 Notes	$(526,710)	$(526,710)	$—	$—
Notes payable, including current portion (1)	$(12,463)	$—	$(12,463)	$—
Other long-term indebtedness, including current portion (1)	$(45,814)	$—	$(45,814)	$—

(1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities as well as taking into account our creditworthiness.